Provision for Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Components Of Income Tax Expense Benefit [Line Items]
Current U.S. federal	$ 42.7	$ 62.8	$ 32.3
Current Non-U.S.	164.7	146.2	157.6
Current U.S. state and local	1.6	5.8	6.5
Deferred U.S. federal	11.7	0.2	1.8
Deferred Non-U.S.	22.2	(29.6)	3.0
Deferred U.S. state and local	1.2	(2.4)	0.1
Total income tax expense (benefit)	$ 244.1	$ 183.0	$ 201.3